Shareholder Report, Average Annual Return (Details)	12 Months Ended	37 Months Ended
	Oct. 31, 2024	Oct. 31, 2024
C000229338
Average Annual Return [Line Items]
Line Graph and Table Measure Name	QM U.S. Bond ETF (Based on Net Asset Value)
Without Sales Load [Member] | C000229338
Average Annual Return [Line Items]
Average Annual Return, Percent	10.84%	(2.21%)
T. Rowe Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regulatory/Strategy Benchmark
Average Annual Return, Percent	10.55%	(2.11%)